THE RBB FUND, INC.

Motley Fool 100 Index ETF

(TMFC)

Motley Fool Small-Cap Growth ETF

(TMFS)

Supplement Dated May 6, 2022, to the

Statement of Additional Information (“SAI”) dated December 31, 2021

The sections entitled “Purchase and Redemption of Creation Units – Purchase and Issuance of Creation Units – Creation Transaction Fee” and “Purchase and Redemption of Creation Units – Redemption of Creation Units – Redemption Transaction Fees” are amended and restated in their entirety as shown below:

CREATION TRANSACTION FEE. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a Creation Transaction Fee regardless of the number of Creation Units created in the transaction. A Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a Fund may impose a Non-Standard Charge of up to 2% of the value of the creation transactions for cash creations, non- standard orders, or partial cash purchases for the Fund. A Fund may adjust the Non-Standard Charge from time to time based upon actual experience. Investors who use the services of an AP, broker or other such intermediary may be charged a fee for such services, which may include an amount for the Creation Transaction Fee and Non-Standard Charges. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Company. The Adviser may retain all or a portion of the Transaction Fee to the extent the Adviser bears the expenses that otherwise would be borne by the Company in connection with the purchase of a Creation Unit, which the Transaction Fee is designed to cover. The standard Creation Transaction Fee for each Fund is $300.

REDEMPTION TRANSACTION FEES. A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and APs will be required to pay a Redemption Transaction Fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. A Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a Fund may impose a Non-Standard Charge of up to 2% of the value of a redemption transaction for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. Investors who use the services of an AP, broker or other such intermediary may be charged a fee for such services which may include an amount for the Redemption Transaction Fees and Non-Standard Charges. Investors are responsible for the costs of transferring the securities constituting the Fund Securities to the account of the Company. The Non-Standard Charges are payable to the Funds as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund Securities and the Cash Redemption Amount and other transactions costs. The standard Redemption Transaction Fee for each Fund is $300.

* * * * *

Please keep this supplement for your reference.

THE RBB FUND, INC.

Motley Fool Global Opportunities ETF

(TMFG)

Motley Fool Mid-Cap Growth ETF

(TMFM)

Supplement Dated May 6, 2022, to the

Statement of Additional Information (“SAI”) dated December 10, 2021

The sections entitled “Purchase and Redemption of Creation Units – Purchase and Issuance of Creation Units – Creation Transaction Fee” and “Purchase and Redemption of Creation Units – Redemption of Creation Units – Redemption Transaction Fees” are amended and restated in their entirety as shown below:

CREATION TRANSACTION FEE. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a Creation Transaction Fee regardless of the number of Creation Units created in the transaction. A Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a Fund may impose a Non-Standard Charge of up to 2% of the value of the creation transactions for cash creations, non- standard orders, or partial cash purchases for the Fund. A Fund may adjust the Non-Standard Charge from time to time based upon actual experience. Investors who use the services of an AP, broker or other such intermediary may be charged a fee for such services, which may include an amount for the Creation Transaction Fee and Non-Standard Charges. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Company. The Adviser may retain all or a portion of the Transaction Fee to the extent the Adviser bears the expenses that otherwise would be borne by the Company in connection with the purchase of a Creation Unit, which the Transaction Fee is designed to cover. The standard Creation Transaction Fee for each Fund is $300.

REDEMPTION TRANSACTION FEES. A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and APs will be required to pay a Redemption Transaction Fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. A Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a Fund may impose a Non-Standard Charge of up to 2% of the value of a redemption transaction for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. Investors who use the services of an AP, broker or other such intermediary may be charged a fee for such services which may include an amount for the Redemption Transaction Fees and Non-Standard Charges. Investors are responsible for the costs of transferring the securities constituting the Fund Securities to the account of the Company. The Non-Standard Charges are payable to the Funds as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund Securities and the Cash Redemption Amount and other transactions costs. The standard Redemption Transaction Fee for each Fund is $300.

* * * * *

Please keep this supplement for your reference.

THE RBB FUND, INC.

Motley Fool Next Index ETF

(TMFX)

Motley Fool Capital Efficiency 100 Index ETF

(TMFE)

Supplement Dated May 6, 2022, to the

Statement of Additional Information (“SAI”) dated December 29, 2021

The sections entitled “Purchase and Redemption of Creation Units – Purchase and Issuance of Creation Units – Creation Transaction Fee” and “Purchase and Redemption of Creation Units – Redemption of Creation Units – Redemption Transaction Fees” are amended and restated in their entirety as shown below:

CREATION TRANSACTION FEE. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a Creation Transaction Fee regardless of the number of Creation Units created in the transaction. A Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a Fund may impose a Non-Standard Charge of up to 2% of the value of the creation transactions for cash creations, non- standard orders, or partial cash purchases for the Fund. A Fund may adjust the Non-Standard Charge from time to time based upon actual experience. Investors who use the services of an AP, broker or other such intermediary may be charged a fee for such services, which may include an amount for the Creation Transaction Fee and Non-Standard Charges. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Company. The Adviser may retain all or a portion of the Transaction Fee to the extent the Adviser bears the expenses that otherwise would be borne by the Company in connection with the purchase of a Creation Unit, which the Transaction Fee is designed to cover. The standard Creation Transaction Fee for each Fund is $300.

REDEMPTION TRANSACTION FEES. A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and APs will be required to pay a Redemption Transaction Fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. A Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a Fund may impose a Non-Standard Charge of up to 2% of the value of a redemption transaction for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. Investors who use the services of an AP, broker or other such intermediary may be charged a fee for such services which may include an amount for the Redemption Transaction Fees and Non-Standard Charges. Investors are responsible for the costs of transferring the securities constituting the Fund Securities to the account of the Company. The Non-Standard Charges are payable to the Funds as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund Securities and the Cash Redemption Amount and other transactions costs. The standard Redemption Transaction Fee for each Fund is $300.

* * * * *

Please keep this supplement for your reference.